UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
  (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period November 30, 2016

FORM N-Q

Item 1. Schedule of Investments.

Villere Balanced Fund

SCHEDULE OF INVESTMENTS at November 30, 2016 (Unaudited)

Shares		Value
COMMON STOCKS: 66.5%
Aerospace Products & Services: 4.4%
266,431	B/E Aerospace, Inc.	$15,996,517

Computer & Electronic Products: 4.1%
198,250	Skyworks Solutions, Inc.	15,235,513

Credit Intermediation: 14.8%
652,650	Financial Engines, Inc. [1]	22,744,853
1,220,100	Kearny Financial Corp. [2,3]	18,484,515
168,310	Visa, Inc. - Class A	13,013,729
		54,243,097
Electrical Equipment & Appliance Manufacturing: 7.9%
1,065,731	TASER International, Inc. * 1, 2	29,019,855

Food Manufacturing: 1.2%
280,046	Flowers Foods, Inc. [1]	4,346,314

Furniture Manufacturing: 3.2%
243,766	Leggett & Platt, Inc.	11,715,394

Health Care Equipment Manufacturing: 3.3%
184,860	STERIS PLC	12,128,665

Machinery: 3.9%
1,022,600	3D Systems Corp. * 1, 2	14,163,010

Merchant Wholesalers & Durable Goods: 3.7%
418,900	LKQ Corp. *	13,752,487

Oil & Gas Extraction: 6.2%
207,700	Apache Corp.	13,697,815
347,950	Gulfport Energy Corp. *	8,938,835
		22,636,650
Professional, Scientific & Technical Services: 3.2%
582,377	Luminex Corp. * 2, 3	11,839,724

Rail Transportation: 2.2%
104,000	Genesee & Wyoming, Inc. - Class A *	7,945,600

Real Estate: 4.9%
159,666	The Howard Hughes Corp. *	18,169,991

Sporting & Recreation Goods: 3.5%
126,997	Pool Corp.	12,777,168

TOTAL COMMON STOCKS
(Cost $228,240,890)			243,969,985

Principal Amount
CORPORATE BONDS: 22.7%
Air Transportation: 0.4%
	PHI, Inc.,
	5.250%,
$1,552,000	3/15/19		1,462,760

Commercial Finance: 0.1%
	John Deere Capital Corp.,
	2.250%,
500,000	4/17/19		505,247

Computer & Electronic Products: 1.8%
	Dell Computer Corp.,
	7.100%,	,
3,000,000	4/15/28 [1]		3,120,000
	Hewlett-Packard Co.,
	3.750%,
321,000	12/01/20		333,554
	Texas Instruments, Inc.,
	1.000%,
3,250,000	5/01/18		3,234,403
			6,687,957
Credit Intermediation: 3.9%
	Discover Bank,
	2.000%,
9,605,000	2/21/18		9,611,281
	Royal Bank of Canada,
	1.500%,
2,000,000	1/16/18		1,998,886
	Whitney National Bank,
	5.875%,
2,650,000	4/01/17		2,676,972
			14,287,139
Food Manufacturing: 3.6%
	Campbell Soup Co.,
	2.500%,	,
6,045,000	8/02/22		5,946,817
	Flowers Foods, Inc.,
	4.375%,
6,225,000	4/01/22 [1]		6,495,812
	Kraft Heinz Foods Co.,
	5.375%,
523,000	2/10/20		566,843
			13,009,472
Furniture Manufacturing: 0.3%
	Leggett & Platt, Inc.,
	3.400%,
970,000	8/15/22		976,197

Motion Picture & Entertainment: 1.2%
	Viacom, Inc.,
	2.500%,
250,000	9/01/18		252,024
	3.250%,
4,395,000	3/15/23		4,289,775
			4,541,799
Oil & Gas: 3.0%
	Phillips 66,
	4.300%,
10,000,000	4/01/22		10,788,910

Oil & Gas Extraction: 1.4%
	Sanchez Energy Corp.,
	6.125%,	,
6,000,000	1/15/23 [1]		5,280,000

Professional, Scientific & Technical Services: 1.4%
	Equifax, Inc.,
	3.300%,
4,995,000	12/15/22		5,082,103

Publishing Industries: 2.8%
	Symantec Corp.,
	4.200%,
10,000,000	9/15/20		10,229,710

Securities & Financial Services: 0.1%
	Merrill Lynch & Co., Inc.,
	6.875%,
250,000	11/15/18		273,130

Telecommunications: 0.9%
	Vodafone Group PLC,
	4.625%,
2,150,000	7/15/18		2,240,021
	4.375%,
1,000,000	3/16/21		1,064,372
			3,304,393
Utilities: 1.8%
	Southern Co.,
	2.450%,
6,600,000	9/01/18		6,670,620

TOTAL CORPORATE BONDS
(Cost $82,605,921)			83,099,437

Shares
SHORT-TERM INVESTMENTS: 10.8%
Money Market Funds: 10.8%
39,685,155	Invesco Short-Term Investments Government & Agency Portfolio - Institutional Class, 0.290% [4]		39,685,155

TOTAL SHORT-TERM INVESTMENTS
(Cost $39,685,155)		39,685,155

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 17.3%
63,415,710	First American Government Obligations Fund - Class Z, 0.250% [4]	63,415,710

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
(Cost $63,415,710)		63,415,710

TOTAL INVESTMENTS IN SECURITIES: 117.3%
(Cost $413,947,676)		430,170,287
Liabilities in Excess of Other Assets: (17.3)%		(63,519,073)
TOTAL NET ASSETS: 100.0%		$366,651,214

*	Non-income producing security.
[1]
This security or a portion of this security was out on loan as of November 30, 2016.  Total loaned securities had a market value of $61,550,587 or 16.8% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

[2]	Affiliated company as defined by the Investment Company Act of 1940.

	Share Balance at August 31, 2016	Purchases	Sales	Share Balance at November 30, 2016	Realized Gain (Loss)	Dividend Income	Value at November 30, 2016	Acquisition Cost
3D Systems Corp.	1,022,600	-	-	1,022,600	$-	$-	$14,163,010	$31,666,753
EPIQ Systems, Inc.	1,264,179	-	1,264,179	-	4,571,765	-	-	-
Kearny Financial Corp.	1,220,100	-	-	1,220,100	-	24,402	18,484,515	13,041,893
Luminex Corp.	582,377	-	-	582,377	-	-	11,839,724	10,717,619
TASER International, Inc.	1,065,731	-	-	1,065,731	-	-	29,019,855	23,431,706
Total					$4,571,765	$24,402	$73,507,104	$78,857,971

[3]	A portion of this security is illiquid. As of November 30, 2016, the total market value of illiquid securities was $30,324,239 or 8.3% of net assets.
[4]	Seven-day yield as of November 30, 2016

The Villere Balanced Fund (the "Fund") is subject to various netting arrangements, which govern the terms of certain transactions with counterparties.  The arrangements allow the Fund to close out and net their total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty.

The following is a summary of the arrangements subject to offsetting as of November 30, 2016:

				Gross Amounts Not Offset in the Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral	Net Amount
Liabilities:
Securities Lending	$63,415,710	$-	$63,415,710	$63,415,710	$-	$-

The cost basis of investments for federal income tax purposes at November 30, 2016 was as follows+:

Cost of investments	$413,947,676
Gross unrealized appreciation	40,504,687
Gross unrealized depreciation	(24,282,076)
Net unrealized appreciation	$16,222,611

+
Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Villere Balanced Fund
Summary of Fair Value Exposure at November 30, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2016. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$243,969,985	$-	$-	$243,969,985
Corporate Bonds	-	83,099,437	-	83,099,437
Short-Term Investments	39,685,155	-	-	39,685,155
Investments Purchased with Cash Proceeds from Securities Lending	63,415,710	-	-	63,415,710
Total Investments in Securities	$347,070,850	$83,099,437	$-	$430,170,287

It is the Fund's policy to recognize transfers between levels at the end of the Fund's reporting period. There were no transfers made into or out of Level 1, 2 or 3 as of November 30, 2016.

Villere Equity Fund

SCHEDULE OF INVESTMENTS at November 30, 2016 (Unaudited)

Shares		Value
COMMON STOCKS: 82.0%
Aerospace Products & Services: 5.4%
33,600	B/E Aerospace, Inc.	$2,017,344

Computer & Electronic Products: 4.8%
23,200	Skyworks Solutions, Inc.	1,782,920

Credit Intermediation: 15.1%
57,050	Financial Engines, Inc. [1]	1,988,192
25,900	First Hawaiian, Inc.	776,741
94,900	Kearny Financial Corp. [2,3]	1,437,735
18,580	Visa, Inc. - Class A	1,436,606
		5,639,274
Electrical Equipment & Appliance Manufacturing: 6.2%
85,500	TASER International, Inc. * [2]	2,328,165

Food Manufacturing: 2.8%
66,200	Flowers Foods, Inc. [1]	1,027,424

Furniture Manufacturing: 3.8%
29,700	Leggett & Platt, Inc.	1,427,382

Health Care Equipment Manufacturing: 3.8%
21,850	STERIS PLC	1,433,579

Machinery: 4.3%
116,016	3D Systems Corp. * [1,2]	1,606,822

Merchant Wholesalers & Durable Goods: 4.7%
54,100	LKQ Corp. *	1,776,103

Oil & Gas Extraction: 8.6%
27,050	Apache Corp.	1,783,947
56,500	Gulfport Energy Corp. *	1,451,485
		3,235,432

Professional, Scientific & Technical Services: 8.5%
34,000	2U, Inc. * [1]	1,124,040
100,500	Luminex Corp. * [2,3]	2,043,165
		3,167,205
Rail Transportation: 5.5%
27,000	Genesee & Wyoming, Inc. - Class A *	2,062,800

Real Estate: 4.3%
14,230	The Howard Hughes Corp. *	1,619,374

Sporting & Recreation Goods 4.2%:
15,550	Pool Corp.	1,564,485

TOTAL COMMON STOCKS
(Cost $28,642,517)		30,688,309

SHORT-TERM INVESTMENTS: 18.0%
Money Market Funds: 18.0%
6,738,237	Invesco Short-Term Investments Government & Agency Portfolio - Institutional Class, 0.290% [4]	6,738,237

TOTAL SHORT-TERM INVESTMENTS
(Cost $6,738,237)		6,738,237

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 13.6%
5,105,797	First American Government Obligations Fund - Class Z, 0.250% [4]	5,105,797

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
(Cost $5,105,797)		5,105,797

TOTAL INVESTMENTS IN SECURITIES: 113.6%
(Cost $40,486,551)		42,532,343
Liabilities in Excess of Other Assets: (13.6)%		(5,096,422)
TOTAL NET ASSETS: 100.0%		$37,435,921

*	Non-income producing security.
[1]
This security or a portion of this security was out on loan as of November 30, 2016.  Total loaned securities had a market value of $4,862,447 or 13.0% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

[2]	Affiliated company as defined by the Investment Company Act of 1940.

	Share Balance at August 31, 2016	Purchases	Sales	Share Balance at November 30, 2016	Realized Gain (Loss)	Dividend Income	Value at November 30, 2016	Acquisition Cost
3D Systems Corp.	116,016	-	-	116,016	$-	$-	$1,606,822	$3,530,607
EPIQ Systems, Inc.	87,000	-	87,000	-	303,075	-	-	-
Kearny Financial Corp.	94,900	-	-	94,900	-	1,898	1,437,735	1,014,405
Luminex Corp.	100,500	-	-	100,500	-	-	2,043,165	1,933,318
TASER International, Inc.	85,500	-	-	85,500	-	-	2,328,165	1,891,152
Total					$303,075	$1,898	$7,415,887	$8,369,482

[3]	A portion of this security is illiquid. As of November 30, 2016, the total market value of illiquid securities was $3,480,900 or 9.3% of net assets.
[4]	Seven-day yield as of November 30, 2016

The Villere Equity Fund (the "Fund") is subject to various netting arrangements, which govern the terms of certain transactions with counterparties.  The arrangements allow the Fund to close out and net their total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty.

The following is a summary of the arrangements subject to offsetting as of November 30, 2016:

				Gross Amounts Not Offset in the Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral	Net Amount
Liabilities:
Securities Lending	$5,105,797	$-	$5,105,797	$5,105,797	$-	$-

The cost basis of investments for federal income tax purposes at November 30, 2016 was as follows+:

Cost of investments	$40,486,551
Gross unrealized appreciation	4,845,845
Gross unrealized depreciation	(2,800,053)
Net unrealized appreciation	$2,045,792

+
Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Villere Equity Fund
Summary of Fair Value Exposure at November 30, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2016. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$30,688,309	$-	$-	$30,688,309
Short-Term Investments	6,738,237	-	-	6,738,237
Investments Purchased with Cash Proceeds from Securities Lending	5,105,797	-	-	5,105,797
Total Investments in Securities	$42,532,343	$-	$-	$42,532,343

It is the Fund's policy to recognize transfers between levels at the end of the Fund's reporting period. There were no transfers made into or out of Level 1, 2 or 3 as of November 30, 2016.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*  /s/ Elaine E. Richards
Elaine E. Richards, President / Principal Executive Officer

Date  January 12, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Elaine E. Richards, President
Elaine E. Richards, President / Principal Executive Officer

Date  January 12, 2017

By (Signature and Title)*  /s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer / Principal Financial Officer

Date  January 30, 2017

* Print the name and title of each signing officer under his or her signature.